BUSINESS OVERVIE	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
BUSINESS OVERVIE

NOTE 1 － BUSINESS OVERVIEW

HomesToLife Ltd (“HTLL” or the “HomesToLife Cayman”) was incorporated in the Cayman Islands with limited liability under the Companies Act on February 16, 2024.

HomesToLife Cayman, through its subsidiaries, is principally engaged in the sale and distribution of leather upholstered furniture, such as, sofas, armchairs, recliners, and related accessories, with its unique design and craftmanship, throughout a network of retail stores under the brand name of “HomesToLife” in Singapore.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Ownership

HomesToLife International Pte. Ltd (“HIPL”)	●	Singaporean company	100% owned by HTLL
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 1 ordinary share for SGD1
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HomesToLife Cayman and its subsidiaries are hereinafter referred to as the Company.

Reorganization

Since April 2024, the Company completed several transactions for the purposes of a group reorganization (the “Reorganization”).

Prior to the Reorganization, HTL SG was held as to 100% by New Century International Homes Pte. Ltd, which is jointly controlled by Mr. Phua Yong Pin and Mr. Phua Yong Tat (“Phua Founders”). Upon completion of the Reorganization, Golden Hill Investments, which is controlled by Phua Founders, ultimately owned 75.6% of the Company and HTL SG became an indirect wholly-owned subsidiary of the Company.

During the periods presented in these unaudited condensed consolidated financial statements, the control of these entities has been demonstrated by Phua Founders, as joint owners, as if the Reorganization had taken place at the beginning of the earlier date presented. Accordingly, the Reorganization has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The Reorganization  of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements.